OTHER INCOME, NET	12 Months Ended
Dec. 31, 2017
OTHER INCOME, NET.
OTHER INCOME, NET

NOTE 10     OTHER INCOME, NET

	Years Ended December 31,
	2017	2016	2015
Foreign currency exchange, net	$(28)	$(9)	$31
Interest	28	11	6
Gain on asset and investment sales, net	23	108	118
Tanami insurance proceeds	13	—	—
Loss on debt repayment	—	(55)	—
Impairment of investments	—	—	(115)
Gain on deconsolidation of TMAC	—	—	76
Other	18	14	19
	$54	$69	$135

Foreign currency exchange, net. Although the majority of the Company’s balances are denominated in U.S. dollars, foreign currency exchange gains (losses) are recognized on balances to be satisfied in local currencies. These balances primarily relate to the timing of payments for employee-related benefits and other current liabilities in Australia, Peru and Suriname.

Gain on asset and investment sales, net. In June 2017, the Company exchanged its interest in the Fort á la Corne joint venture for equity ownership in Shore Gold Inc. (“Shore Gold”), resulting in a pre-tax gain of $15. For additional information regarding this transaction, see Note 19.

In March 2016, the Company sold its investment in Regis Resources Ltd. (“Regis”) for $184, resulting in a pre-tax gain of $103. The cost of the investment sold was determined using the specific identification method.

In March 2015, the Company recorded a gain of $38 from sales of Hemlo mineral rights in Canada and the Relief Canyon mine in Nevada. In July 2015, the Company recorded a gain of $53 related to the sale of its 60.64% ownership interest in European Gold Refinery Holdings (“EGR”). In October 2015, the Company recorded a gain of $10 related to the sale of Waihi.

Tanami insurance proceeds. In June 2017, the Company recorded business interruption insurance proceeds of $13 associated with the heavy rainfall at Tanami during the first quarter of 2017.

Loss on debt repayment. In 2016, the Company recorded charges of $55 from the debt tender offer on its 2019 Senior Notes and 2039 Senior Notes in March 2016 and the extinguishment of its 2022 Senior Notes and associated forward starting swaps, reclassified from Other Comprehensive Income (Loss), in November 2016.

Impairment of investments. During 2015, the Company recognized investment impairments for other-than-temporary declines in value, primarily related to holdings of Regis for $72, Gabriel Resources Ltd. for $24, Pilot Gold for $8 and UltraGold for $7.

Gain on deconsolidation of TMAC. In July 2015, Newmont determined that TMAC Resources, Inc. (“TMAC”) was no longer considered a variable interest entity and should no longer be consolidated into Newmont’s financial results due to a number of financing events, which took place during the year. Newmont deconsolidated the assets, liabilities and noncontrolling interest related to TMAC and recognized a gain of $76. The fair value of the retained investment was valued utilizing the market approach applying the initial public offering share price. Newmont’s retained investment in TMAC is accounted for as an equity method investment.